Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands	Feb. 13, 2023	Jul. 14, 2023
Subsequent Event [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	55.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	55.00%
Restructuring Costs	$ 4,000
Termination fees		$ 1,500
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Termination fees		$ 4,000